Income Taxes - Summary of Components of Income Tax Expense Benefit (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Federal
Current	$ 0
Deferred	0
State and local
Current	0
Deferred	0
Income tax provision (benefit)	$ 0	$ 0